PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Gross	$ 446,850	$ 446,850
Accumulated depreciation	(380,252)	(316,417)
Net property and equipment	66,598	130,433
Equipment [Member]
Property, Plant and Equipment, Gross	51,032	51,032
Computer Equipment [Member]
Property, Plant and Equipment, Gross	$ 395,818	$ 395,818